Shareholder Report	6 Months Ended
May 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Listed Funds Trust
Entity Central Index Key	0001683471
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Swan Hedged Equity US Large Cap ETF
Shareholder Report [Line Items]
Fund Name	Swan Hedged Equity US Large Cap ETF
Class Name	Swan Hedged Equity US Large Cap ETF
Trading Symbol	HEGD
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Swan Hedged Equity US Large Cap ETF for the period of December 1, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etfs.swanglobalinvestments.com/hedged-equity-etf/. You can also request this information by contacting us at 1-970-382-8901.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-970-382-8901
Additional Information Website	https://etfs.swanglobalinvestments.com/hedged-equity-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Swan Hedged Equity US Large Cap ETF	$41	0.79%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://etfs.swanglobalinvestments.com/hedged-equity-etf/ for more recent performance information.
Net Assets	$ 248,205,961
Holdings Count | $ / shares	9
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$248,205,961
Number of Holdings	9
Portfolio Turnover	15%
30-Day SEC Yield	0.52%
30-Day SEC Yield Unsubsidized	0.52%

Holdings [Text Block]

Top 10 Issuers	(%)
SPDR S&P 500 ETF Trust	94.7%
S&P 500 Index Option	3.7%
First American Government Obligations Fund	1.5%

Updated Prospectus Web Address	https://etfs.swanglobalinvestments.com/hedged-equity-etf/